Vident Core U.S. Bond Strategy ETF
Schedule of Investments
November 30, 2021 (Unaudited)
Principal Amount		Security Description	Value
ASSET BACKED SECURITIES - 0.3%
		Industrials - 0.3%
		United Airlines 2020-1 Class B Pass Through Trust
$1,109,030		07/15/2027, 4.875%	$1,164,311
		TOTAL ASSET BACKED SECURITIES (Cost $1,160,443)	1,164,311

CORPORATE BONDS - 24.4%
		Communication Services - 1.2%
		AT&T, Inc.
900,000		08/15/2041, 5.550%	1,170,505
		Charter Communications Operating LLC / Charter Communications Operating Capital
830,000		10/23/2055, 6.834%	1,233,179
		Discovery Communications LLC
925,000		06/01/2040, 6.350%	1,288,491
		ViacomCBS, Inc.
1,050,000		02/28/2057, 6.250% (a)	1,189,844
			4,882,019
		Consumer Discretionary - 2.1%
		Expedia Group, Inc.
1,300,000		02/15/2030, 3.250%	1,341,315
		General Motors Company
900,000		04/01/2046, 6.750%	1,314,702
		Hasbro, Inc.
910,000		03/15/2040, 6.350%	1,279,761
		Kohl’s Corporation
1,250,000		05/01/2031, 3.375%	1,286,746
		Lear Corporation
1,170,000		09/15/2027, 3.800%	1,278,726
		MDC Holdings, Inc.
1,100,000		01/15/2043, 6.000%	1,386,022
		Mohawk Industries, Inc.
1,095,000		05/15/2030, 3.625%	1,187,000
			9,074,272
		Consumer Staples - 0.6%
		Altria Group, Inc.
1,100,000		01/31/2044, 5.375% (b)	1,286,347
		Kraft Heinz Foods Company
950,000		02/09/2040, 6.500%	1,355,630
			2,641,977
		Energy - 5.5%
		Devon Energy Corporation
900,000		09/30/2031, 7.875%	1,275,552
		Diamondback Energy, Inc.
1,170,000		12/01/2029, 3.500% (b)	1,229,110
		Enable Midstream Partners LP
1,200,000		05/15/2044, 5.000% (c)	1,298,099
		Energy Transfer LP
850,000		07/01/2038, 7.500%	1,177,987
		Enterprise Products Operating LLC
1,185,000		02/15/2078, 5.375% (a)	1,205,809
		Halliburton Company
900,000		09/15/2039, 7.450%	1,330,081
		Hess Corporation
1,005,000		01/15/2040, 6.000%	1,278,029
		HollyFrontier Corporation
1,100,000		04/01/2026, 5.875%	1,241,967
		Kinder Morgan Energy Partners LP
885,000		01/15/2038, 6.950%	1,232,731
		Magellan Midstream Partners LP
1,035,000		10/15/2043, 5.150%	1,275,134
		Marathon Oil Corporation
995,000		10/01/2037, 6.600% (b)	1,317,946
		Marathon Petroleum Corporation
1,000,000		03/01/2041, 6.500%	1,385,979
		NOV, Inc.
1,250,000		12/01/2042, 3.950%	1,236,408
		ONEOK Partners LP
800,000		10/01/2036, 6.650%	1,071,685
210,000		10/15/2037, 6.850%	285,574
		Ovintiv, Inc.
1,000,000		11/01/2031, 7.375%	1,286,691
		Phillips 66 Partners LP
1,085,000		10/01/2046, 4.900%	1,337,597
		The Williams Companies, Inc.
950,000		04/15/2040, 6.300%	1,288,371
		Valero Energy Corporation
1,000,000		06/15/2037, 6.625%	1,370,978
			23,125,728
		Financials - 6.2%
		Ally Financial, Inc.
840,000		11/01/2031, 8.000%	1,189,072
		American Equity Investment Life Holding Company
1,115,000		06/15/2027, 5.000%	1,270,441
		Athene Holding, Ltd.
1,000,000		04/03/2030, 6.150% (b)	1,240,697
		Bank of America Corporation
810,000		05/14/2038, 7.750% (b)	1,271,782
		Brighthouse Financial, Inc.
1,120,000		06/22/2047, 4.700% (b)	1,257,033
		Enstar Group, Ltd.
1,140,000		06/01/2029, 4.950% (b)	1,294,552
		Fifth Third Bancorp
705,000		03/01/2038, 8.250% (b)	1,174,744
		GLP Capital LP / GLP Financing II, Inc.
1,025,000		06/01/2028, 5.750%	1,185,402
		Jefferies Group LLC
950,000		01/15/2036, 6.250%	1,267,965
		Legg Mason, Inc.
900,000		01/15/2044, 5.625%	1,257,433
		Lincoln National Corporation
820,000		06/15/2040, 7.000%	1,275,264
		Markel Corporation
900,000		04/05/2046, 5.000%	1,188,907
		MetLife, Inc.
735,000		08/01/2069, 10.750%	1,259,028
		PartnerRe Finance B LLC
1,175,000		10/01/2050, 4.500% (a)	1,267,437
		Prudential Financial, Inc.
1,200,000		09/15/2048, 5.700% (a)	1,364,849
		Regions Bank/Birmingham AL
858,000		06/26/2037, 6.450%	1,220,512
		Synchrony Financial
1,095,000		08/04/2026, 3.700% (b)	1,169,034
		The Allstate Corporation
955,000		05/15/2067, 6.500% (a)	1,255,104
		Unum Group
1,015,000		08/15/2042, 5.750%	1,283,567
		Voya Financial, Inc.
1,155,000		05/15/2053, 5.650% (a)	1,205,681
		Western Alliance Bancorp
1,285,000		06/15/2031, 3.000% (a)	1,315,634
			26,214,138
		Health Care - 0.6%
		Cardinal Health, Inc.
1,050,000		06/15/2047, 4.368%	1,201,181
		HCA, Inc.
955,000		06/15/2047, 5.500%	1,260,644
			2,461,825
		Industrials - 1.8%
		BNSF Funding Trust I
1,120,000		12/15/2055, 6.613% (a)	1,257,200
		Delta Air Lines, Inc.
1,250,000		10/28/2029, 3.750% (b)	1,225,895
		FedEx Corporation
950,000		01/15/2044, 5.100%	1,228,045
		Flowserve Corporation
1,185,000		10/01/2030, 3.500%	1,234,735
		Kirby Corporation
1,140,000		03/01/2028, 4.200%	1,237,998
		Owens Corning
1,065,000		07/15/2047, 4.300%	1,256,827
			7,440,700
		Information Technology - 1.5%
		Broadcom, Inc.
1,040,000		04/15/2030, 5.000%	1,212,902
		CDW LLC / CDW Finance Corporation
1,250,000		02/15/2029, 3.250%	1,251,344
		Corning, Inc.
275,000		11/15/2079, 5.450%	376,993
		HP, Inc.
945,000		09/15/2041, 6.000% (b)	1,251,555
		Jabil, Inc.
1,100,000		01/12/2028, 3.950% (b)	1,208,124
		Micron Technology, Inc.
980,000		02/06/2029, 5.327%	1,153,876
			6,454,794
		Materials - 0.9%
		Martin Marietta Materials, Inc.
195,000		12/15/2047, 4.250%	234,897
		The Dow Chemical Company
650,000		05/15/2039, 9.400%	1,176,479
		The Mosaic Company
970,000		11/15/2043, 5.625%	1,309,876
		Vulcan Materials Company
1,005,000		06/15/2047, 4.500%	1,268,633
			3,989,885
		Real Estate - 2.0%
		Brixmor Operating Partnership LP
1,100,000		07/01/2030, 4.050%	1,210,378
		Hudson Pacific Properties LP
1,075,000		04/01/2029, 4.650%	1,226,366
		MPT Operating Partnership LP / MPT Finance Corporation
1,190,000		08/01/2029, 4.625% (b)	1,244,080
		Office Properties Income Trust
1,150,000		02/01/2025, 4.500%	1,218,611
		Omega Healthcare Investors, Inc.
1,125,000		01/15/2026, 5.250%	1,258,125
		Sabra Health Care LP
1,080,000		08/15/2026, 5.125%	1,196,562
		Simon Property Group LP
865,000		02/01/2040, 6.750%	1,294,286
			8,648,408
		Utilities - 2.0%
		CMS Energy Corporation
1,090,000		06/01/2050, 4.750% (a)	1,200,362
		Dominion Energy, Inc.
1,110,000		10/01/2054, 5.750% (a)	1,191,428
		Edison International
1,160,000		03/15/2028, 4.125%	1,238,249
		Exelon Generation Company LLC
950,000		10/01/2039, 6.250%	1,219,544
		National Fuel Gas Company
1,115,000		01/15/2026, 5.500%	1,264,754
		NextEra Energy Capital Holdings, Inc.
1,095,000		12/01/2077, 4.800% (a)(b)	1,194,733
		The Southern Company
1,170,000		01/15/2051, 4.000% (a)	1,191,938
			8,501,008
		TOTAL CORPORATE BONDS (Cost $96,678,194)	103,434,754

MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 11.7%
		Federal Home Loan Banks
50,000		06/14/2024, 2.875%	52,725
50,000		08/15/2024, 1.500%	50,980
50,000		09/13/2024, 2.875%	52,875
50,000		12/13/2024, 2.750%	52,844
185,000		09/04/2025, 0.375%	181,249
520,000		06/09/2028, 3.250%	580,554
410,000		11/16/2028, 3.250%	458,309
150,000		07/15/2036, 5.500%	219,573
			1,649,109
		Federal Home Loan Mortgage Corporation
50,000		02/12/2025, 1.500%	50,943
50,000		07/21/2025, 0.375%	48,914
50,000		09/23/2025, 0.375%	48,724
225,000		09/15/2029, 6.750%	312,606
370,000		03/15/2031, 6.750%	536,695
215,000		07/15/2032, 6.250%	312,651
			1,310,533
		Federal National Mortgage Association
50,000		07/02/2024, 1.750%	51,299
50,000		09/06/2024, 2.625%	52,584
50,000		10/15/2024, 1.625%	51,131
50,000		01/07/2025, 1.625%	51,100
50,000		04/22/2025, 0.625%	49,423
50,000		06/17/2025, 0.500%	49,069
50,000		08/25/2025, 0.375%	48,813
245,000		11/07/2025, 0.500%	239,750
230,000		04/24/2026, 2.125%	239,609
265,000		09/24/2026, 1.875%	273,542
455,000		10/08/2027, 0.750%	440,033
515,000		05/15/2029, 6.250%	688,327
470,000		01/15/2030, 7.125%	673,254
560,000		05/15/2030, 7.250%	817,440
165,000		08/05/2030, 0.875%	155,869
480,000		11/15/2030, 6.625%	681,237
4,985,000		12/15/2040, 3.500% (d)	5,241,650
1,650,000		12/15/2040, 4.500% (d)	1,773,621
1,650,000		12/15/2041, 4.000% (d)	1,757,830
8,380,000		12/15/2042, 3.000% (d)	8,701,779
7,980,000		12/15/2046, 2.500% (d)	8,180,747
			30,218,107
		Government National Mortgage Association
2,100,000		12/15/2040, 3.500% (d)	2,195,977
1,880,000		12/15/2040, 4.000% (d)	2,007,267
1,800,000		12/15/2041, 4.000% (d)	1,900,969
2,100,000		12/15/2042, 3.000% (d)	2,172,351
1,980,000		12/15/2042, 3.000% (d)	2,052,007
1,800,000		12/15/2042, 3.500% (d)	1,881,281
1,975,000		12/01/2050, 2.500% (d)	2,030,084
1,960,000		12/15/2050, 2.500% (d)	2,010,991
			16,250,927
		TOTAL MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $49,387,081)	49,428,676

U.S. GOVERNMENT AGENCY ISSUES - 1.2%
		Utilities - 1.2%
		Tennessee Valley Authority
240,000		09/15/2024, 2.875%	253,915
340,000		05/15/2025, 0.750%	337,490
370,000		11/01/2025, 6.750%	449,203
535,000		02/01/2027, 2.875%	576,368
790,000		05/01/2030, 7.125%	1,140,638
510,000		04/01/2036, 5.880%	755,213
660,000		01/15/2038, 6.150%	1,025,197
385,000		09/15/2039, 5.250%	554,657
			5,092,681
		TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $4,916,295)	5,092,681

U.S. GOVERNMENT NOTES/BONDS - 61.9%
		U.S. Treasury Bonds - 15.7%
		United States Treasury Bonds
8,650,000		11/15/2027, 6.125% (b)	11,087,881
15,170,000		11/15/2028, 5.250% (b)	19,143,236
			30,231,117
		United States Treasury Inflation Indexed Bonds
407,711		01/15/2026, 2.000%	475,270
1,101,786		01/15/2027, 2.375%	1,339,954
1,964,070		01/15/2028, 1.750%	2,372,633
2,069,108		04/15/2028, 3.625%	2,774,118
2,331,693		01/15/2029, 2.500%	3,004,795
2,336,068		04/15/2029, 3.875%	3,279,671
2,068,682		02/15/2040, 2.125%	3,204,417
2,029,228		02/15/2041, 2.125%	3,183,284
2,276,194		02/15/2042, 0.750%	2,916,505
2,231,116		02/15/2043, 0.625%	2,812,291
1,977,360		02/15/2044, 1.375%	2,861,737
1,828,877		02/15/2045, 0.750%	2,390,942
1,522,376		02/15/2046, 1.000%	2,109,615
1,113,643		02/15/2047, 0.875%	1,526,468
812,037		02/15/2048, 1.000%	1,155,270
545,055		02/15/2049, 1.000%	785,034
			36,192,004
			66,423,121
		U.S. Treasury Notes - 46.2%
		United States Treasury Notes
685,000		04/30/2027, 0.500%	660,383
3,290,000		05/15/2027, 2.375% (b)	3,495,368
1,135,000		05/31/2027, 0.500%	1,092,305
1,335,000		06/30/2027, 0.500%	1,284,103
1,980,000		07/31/2027, 0.375%	1,890,049
4,310,000		08/15/2027, 2.250% (b)	4,550,417
2,525,000		08/31/2027, 0.500%	2,422,027
14,570,000		09/30/2027, 0.375% (b)	13,862,558
3,420,000		10/31/2027, 0.500% (b)	3,272,112
5,825,000		11/15/2027, 2.250% (b)	6,158,117
3,500,000		11/30/2027, 0.625%	3,370,391
3,855,000		12/31/2027, 0.625% (b)	3,707,878
4,065,000		01/31/2028, 0.750%	3,935,111
6,435,000		02/15/2028, 2.750%	6,999,822
4,395,000		02/29/2028, 1.125%	4,354,140
4,870,000		03/31/2028, 1.250% (b)	4,854,211
2,220,000		04/30/2028, 1.250%	2,211,588
7,470,000		05/15/2028, 2.875%	8,194,823
13,855,000		05/31/2028, 1.250% (b)	13,796,549
3,175,000		06/30/2028, 1.250% (b)	3,158,381
2,450,000		07/31/2028, 1.000% (b)	2,396,454
7,190,000		08/15/2028, 2.875% (b)	7,905,068
3,330,000		08/31/2028, 1.125% (b)	3,281,481
7,160,000		02/15/2029, 2.625% (b)	7,782,305
17,625,000		05/15/2029, 2.375% (b)	18,882,158
4,885,000		08/15/2029, 1.625% (b)	4,982,700
3,850,000		11/15/2029, 1.750%	3,964,898
15,940,000		02/15/2030, 1.500% (b)	16,096,287
2,485,000		05/15/2030, 0.625% (b)	2,333,764
2,120,000		08/15/2030, 0.625% (b)	1,986,009
2,045,000		11/15/2030, 0.875%	1,955,851
660,000		02/15/2031, 1.125% (b)	644,480
1,935,000		05/15/2031, 1.625%	1,972,944
345,000		08/15/2031, 1.250%	339,528
			167,794,260
		United States Treasury Inflation Indexed Notes
467,552		01/15/2026, 0.625%	516,529
768,803		04/15/2026, 0.125%	834,533
125,882		07/15/2026, 0.125%	137,441
1,249,138		01/15/2027, 0.375%	1,381,754
1,166,235		07/15/2027, 0.375%	1,301,812
2,118,493		01/15/2028, 0.500%	2,384,881
2,054,464		07/15/2028, 0.750%	2,368,997
2,569,265		01/15/2029, 0.875%	2,993,579
2,536,202		07/15/2029, 0.250%	2,853,368
3,294,496		01/15/2030, 0.125%	3,670,429
3,054,536		07/15/2030, 0.125%	3,424,395
2,845,152		01/15/2031, 0.125%	3,184,642
2,425,600		07/15/2031, 0.125%	2,724,885
			27,777,245
			195,571,505
		TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $263,451,696)	261,994,626

SHORT-TERM INVESTMENTS- 9.8%
		Money Market Deposit Account - 9.8%
41,459,163		U.S. Bank Money Market Deposit Account, 0.003% (e)(f)	41,459,163
		TOTAL SHORT-TERM INVESTMENTS (Cost $41,459,163)	41,459,163
Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 32.8%
		Private Funds - 32.8%
138,633,578		Mount Vernon Liquid Assets Portfolio, LLC, 0.100% (g)(h)	138,633,578
		TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 138,633,578)	138,633,578
		TOTAL INVESTMENTS - 142.1% (Cost $595,686,450)	601,207,789
		Liabilities in Excess of Other Assets - (42.1)%	(177987505)
		NET ASSETS - 100.0%	$423,220,284

	Percentages are stated as a percent of net assets.
	(a)
Variable or Floating Rate Security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of November 30, 2021.

	(b)	All or portion of this security is out on loan as of November 30, 2021. Total value of securities out on loan is $136,315,986 or 32.21% of net assets.
	(c)	Variable rate security. Coupon changes periodically based upon a predetermined schedule or bond rating. Interest rate disclosed is that which is in effect at November 30, 2021.
	(d)	Security purchased on a forward-commitment basis (“TBA commitment”). On November 30, 2021, the total value of TBA commitments was $41,906,554 or 9.9% of net assets.
	(e)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of November 30, 2021.

	(f)
All or a portion of this security has been pledged as collateral in connection with TBA commitments. At November 30, 2021, the value of securities pledged amounted to $41,459,163. In addition, the Fund held cash collateral in the amount of $900,000.

	(g)	Annualized seven-day yield as of November 30, 2021.
	(h)	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bank Global Fund Services.

Summary of Fair Value Disclosure at November 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2021:

Assets^	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$-	$1,164,311	$-	$1,164,311
Corporate Bonds	-	103,434,754	-	103,434,754
Mortgage Backed Securities - U.S. Government Agency	-	49,428,676	-	49,428,676
U.S. Government Agency Issues	-	5,092,681	-	5,092,681
U.S. Government Notes/Bonds	-	261,994,626	-	261,994,626
Short-Term Investments	41,459,163	-	-	41,459,163
Investments Purchased with Proceeds from Securities Lending	-	138,633,578	-	138,633,578
Total Investments in Securities	$41,459,163	$559,748,626	$-	$601,207,789
^See Schedule of Investments for breakout of investments by sector classification.
For the period ended November 30, 2021, the Fund did not recognize any transfers to or from Level 3.